Investment Objectives and Goals - S000010777 [Member]	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Short Term Bond Fund (the Fund) seeks current income, consistent with minimal fluctuation of principal.